Geographical Information (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Reserve Quantities [Line Items]
Total revenue	$ 3,924,983	$ 1,932,128	$ 156,066
Total long-term assets	1,499,514	2,496,574
United States [Member]
Reserve Quantities [Line Items]
Total revenue	3,924,983	1,932,128	156,066
Total long-term assets	1,499,514	2,496,574
Canada [Member]
Reserve Quantities [Line Items]
Total revenue
Total long-term assets